Income taxes - Withholding tax on undistributed dividends (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Withholding tax rate (in percent)	10.00%
Deferred tax liability accrued for dividend withholding taxes	¥ 0	¥ 0	¥ 0